SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	May 31, 2025	Aug. 31, 2024
Rou Asset And Leases
Remainder of fiscal year	$ 97,619
1 year	46,870	$ 99,445
2 year		79,016
3 year		29,875
4 year
Year 4 & Thereafter
Total	$ 144,489	$ 208,336